8. SECURED CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt outstanding
	June 30, 2015
	Maturity	Balance	Interest Rate
Senior Secured Convertible Promissory Notes:
Tranche 1	May 18, 2016	$510,000	10%
Tranche 2	June 12, 2016	510,000	10%
Total borrowings		1,020,000
Unamortized debt issuance costs		(250,355)
Net carrying amount of debt		769,645
Less current portion		769,645
Long-term borrowings - net of current portion		$–